Other Current Liablities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Other Current Liablities [Abstract]
Provision for professional fees	$ 254,430	$ 443,695
Grants received in advance	299,421	115,062
Provision for legal claims	40,000	40,000
Other	20,332	35,593
Other current liabilities	$ 614,183	$ 634,350